                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

             Report for the Calendar Year or Quarter End: 12/31/2010

                        Matrix VI Management Co., L.L.C.
                    Name of Institutional Investment Manager

          1000 Winter Street, Suite 4500   Waltham      MA     02451
            Business Address (Street)       (City)   (State)   (Zip)

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Timothy A. Barrows   Authorized Member   781-890-2244
(Name)                    (Title)           (Phone)

Signature, Place and Date of Signing:


/s/ Timothy A. Barrows
-------------------------------------

Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Number of Other Included Managers:   None
List of Other Included Managers:     None

Form 13F File Number:   Name:
---------------------   -----
No.

Form 13F Information Table Entry Total:    0
Form 13F Information Table Value Total:   $0

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                           FORM 13F INFORMATION TABLE
                          AS OF DATE: December 31, 2010

    ITEM 1           ITEM 2       ITEM 3    ITEM 4           ITEM 5           ITEM 6     ITEM 7           ITEM 8
--------------   --------------   ------   --------   --------------------   -------   ---------   --------------------
                                                                                                     VOTING AUTHORITY
                                            VALUE     SHARES/   SH/   PUT/   INVSTMT     OTHER     --------------------
NAME OF ISSUER   TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN   CALL   DSCRETN   MANAGERS*   SOLE   SHARED   NONE
--------------   --------------   ------   --------   -------   ---   ----   -------   ---------   ----   ------   ----
